Audit Information	12 Months Ended
Jan. 31, 2022
Auditor [Line Items]
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Firm ID	1197
Auditor Location	Tel Aviv, Israel
Deloitte & Touche LLP
Auditor [Line Items]
Auditor Name	Deloitte & Touche LLP
Auditor Firm ID	34
Auditor Location	New York, New York